February 17, 2006

VIA EDGAR

The United States Securities
and Exchange Commission
SEC Headquarters
100 F. Street N.E.
Washington, D.C. 20549

Subject:  Nationwide Variable Account-II of
  Nationwide Life Insurance Company
  SEC File No. 333-103093
  CIK No. 0000356514

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Variable Account-II (the “Variable Account”) and Nationwide Life Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 10 to the Registration Statement for the Company and the Variable Account which became effective February 14, 2006.

Please contact the undersigned at (614) 249-8782 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/JAMIE RUFF CASTO
Jamie Ruff Casto
Assistant General Counsel